March 2, 2000


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Peoples Benefit Life Insurance Company Separate Account V -
     Prism Variable Annuity
     File No.33-45862, 811-6564, CIK 884067
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies:
Calvert Variable Series, Inc. and Dreyfus Socially Responsible Growth Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

 . Calvert Variable Series, Inc. (CIK: 708950) filed February 22, 2000 . Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed
   February 23, 2000


To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/  Gregory E. Miller-Breetz

Gregory E. Miller-Breetz
Assistant General Counsel